Employee Benefits (Schedule of Composition of Employee Benefits) (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Classes of employee benefits expense [abstract]
Fair value of plan assets	$ 497	$ 444
Termination benefits	(75)	(54)
Defined benefit obligation	(664)	(605)
Total employee benefits	$ (242)	$ (215)